Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value on a recurring basis as of September 30, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,810
Derivative financial assets	-	1,418	-
	$-	$1,418	$4,810
Financial liabilities measured at fair value:
Derivative financial liabilities	-	968	-
Warrant liabilities (1)	997	-	-
Liability for share-based compensation (2)	-	-	2,428
	$997	$968	$2,428

The fair value hierarchy of financial instruments measured at fair value on a recurring basis as of December 31, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	5,502	-
	$-	$5,502	$-
Financial liabilities measured at fair value:
Warrant liabilities (1)	1,401	-	-
Liability for share-based compensation (2)	-	-	4,394
	$1,401	$-	$4,394

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of September 30, 2025 and December 31, 2024, 53,900,329 warrants were outstanding, all of which were considered public warrants.
As of September 30, 2025 and December 31, 2024, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 11).
Schedule of Fair Value Measurement Inputs and Valuation Techniques	The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 14.8%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%